Derivatives (Details) - Schedule of the group’s open positions - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Subordinated Borrowing [Line Items]
Fair Value of Asset	$ 54	$ 64
Fair Value of Liability		554,710
Net Amount	54	554,774
Stock Indices CFDs [Member]
Subordinated Borrowing [Line Items]
Fair Value of Asset	54	60
Fair Value of Liability
Net Amount	$ 54	60
Stock Indices OTC option contracts [Member]
Subordinated Borrowing [Line Items]
Fair Value of Liability		554,710
Net Amount		554,710
Foreign Currency CFDs [Member]
Subordinated Borrowing [Line Items]
Fair Value of Asset		4
Fair Value of Liability
Net Amount		$ 4